UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21749

                                                             CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

                                             Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

                                 Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Shares		Value
Common Stock — 96.6%
Consumer Discretionary — 20.0%
Automobiles & Components — 1.4%
328,950	Winnebago Industries, Inc.	$6,993,477

Consumer Durables & Apparel — 3.0%
144,100	Brunswick Corp.	7,413,945
514,228	Vera Bradley, Inc.[1,2]	8,345,920

		15,759,865

Consumer Services — 11.3%
71,405	Churchill Downs, Inc.	8,209,433
546,050	Denny’s Corp.	6,224,970
478,950	Krispy Kreme Doughnuts, Inc.[1]	9,574,210
94,100	Red Robin Gourmet Burgers, Inc.[1]	8,186,700
1,194,582	Regis Corp.	19,543,362
69,300	Vail Resorts, Inc.	7,167,006

		58,905,681

Retailing — 4.3%
117,964	Children’s Place Retail Stores, Inc. (The)	7,572,109
477,300	TravelCenters of America LLC[1,3]	8,324,112
153,000	Vitamin Shoppe, Inc.[1]	6,302,070

		22,198,291

Total Consumer Discretionary		103,857,314

Energy — 3.5%
283,150	Bonanza Creek Energy, Inc.[1]	6,982,479
512,250	C&J Energy Services Ltd.	5,701,342
135,200	Oil States International, Inc.[1]	5,376,904

Total Energy		18,060,725

Financials — 24.5%
Banks — 12.8%
161,083	Bank of Hawaii Corp.	9,859,890
344,896	Central Pacific Financial Corp.	7,922,261
690,100	First Horizon National Corp.	9,861,529
478,250	First Midwest Bancorp, Inc.	8,307,202
270,500	Glacier Bancorp, Inc.	6,803,075
178,575	Hancock Holding Co.	5,332,250
679,115	Investors Bancorp, Inc.	7,959,228
326,650	MB Financial, Inc.	10,227,412

		66,272,847

Diversified Financials — 3.5%
466,034	OM Asset Management PLC[1,4]	8,686,874
173,550	Stifel Financial Corp.[1]	9,675,412

		18,362,286

Insurance — 1.6%
360,300	James River Group Holdings Ltd.[1]	8,477,859

Real Estate — 6.6%
143,825	Chesapeake Lodging Trust	4,865,600
233,009	Geo Group, Inc. (The)	10,191,814
449,850	Kennedy-Wilson Holdings, Inc.	11,759,079

Shares		Value
Financials — (continued)
Real Estate — (continued)
313,100	Urban Edge Properties	$7,420,470

		34,236,963

Total Financials		127,349,955

Health Care — 13.7%
Health Care Equipment & Services — 8.9%
255,225	CONMED Corp.	12,886,310
94,950	Integra LifeSciences Holdings Corp.[1]	5,853,668
358,900	Premier, Inc. — Class A1	13,487,462
200,750	STERIS Corp.[2]	14,106,702

		46,334,142

Pharmaceuticals & Biotechnology — 4.8%
365,433	Bruker Corp.[1]	6,749,548
277,900	Catalent, Inc.[1]	8,656,585
323,850	PRA Health Sciences, Inc.[1]	9,339,834

		24,745,967

Total Health Care		71,080,109

Industrials — 20.3%
Capital Goods — 9.6%
40,530	Acuity Brands, Inc.	6,815,525
211,471	Barnes Group, Inc.	8,562,461
113,286	CIRCOR International, Inc.	6,196,744
109,050	EnPro Industries, Inc.	7,191,847
220,850	John Bean Technologies Corp.	7,888,762
143,196	RBC Bearings, Inc.[1]	10,960,222
31,500	Standex International Corp.	2,587,095

		50,202,656

Commercial & Professional Services — 10.7%
336,300	FTI Consulting, Inc.[1]	12,597,798
444,200	Interface, Inc.	9,230,476
417,400	Kforce, Inc.	9,312,194
256,730	Korn/Ferry International	8,438,715
224,602	McGrath RentCorp	7,391,652
202,175	Mobile Mini, Inc.	8,620,742

		55,591,577

Total Industrials		105,794,233

Information Technology — 7.5%
Semiconductors & Semiconductor Components — 1.6%
450,350	Atmel Corp.	3,706,381
246,300	Inphi Corp.	4,391,529

		8,097,910

Software & Services — 3.8%
407,564	Amber Road, Inc.[1]	3,769,967
771,645	Brightcove, Inc.[1]	5,656,158
116,513	Fair Isaac Corp.	10,337,033

		19,763,158

Technology Hardware & Equipment — 2.1%
333,450	Ciena Corp.[1]	6,438,919

See accompanying notes.		CRM Funds
1

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Shares		Value
Information Technology — (continued)
Technology Hardware & Equipment — (continued)
2,865,500	Quantum Corp.[1]	$4,584,800

		11,023,719

Total Information Technology		38,884,787

Materials — 2.1%
612,996	Headwaters, Inc.[1]	11,242,347

Utilities — 5.0%
170,400	Laclede Group, Inc. (The)	8,727,888
165,800	NorthWestern Corp.	8,918,382
147,950	Southwest Gas Corp.	8,606,252

Total Utilities		26,252,522

Total Common Stock (Cost $399,622,007)		502,521,992

Short-Term Investments — 3.3%
8,693,314	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.07%[5]	8,693,314
8,387,547	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.07%[5]	8,387,547

Total Short-Term Investments (Cost $17,080,861)		17,080,861

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.9% (Cost $416,702,868)		519,602,853

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 2.8%
Repurchase Agreements — 2.8%
$3,427,268	With Barclays: at 0.10%, dated 03/31/15, to be repurchased on 04/01/15, repurchase price $3,427,278 (collateralized by U.S. Treasury Securities, par values ranging from $0 - $500,091, coupon rates ranging from 0.00% - 7.50%, 04/15/15 - 08/15/44; total market value $3,495,814)	$3,427,268
721,493	With BNP Paribas: at 0.11%, dated 03/31/15, to be repurchased on 04/01/15, repurchase price $721,495 (collateralized by U.S. Treasury Securities, par values ranging from $0 - $373,912, coupon rates ranging from 0.00% - 2.75%, 04/15/15 - 11/15/23; total market value $735,923)	721,493

Principal		Value
Repurchase Agreements — (continued)
$3,427,268	With Citigroup: at 0.12%, dated 03/31/15, to be repurchased on 04/01/15, repurchase price $3,427,279 (collateralized by U.S. Treasury Securities, par values ranging from $2 - $685,454, coupon rates ranging from 0.00% - 6.88%, 05/15/15 - 08/15/44; total market value $3,495,814)	$3,427,268
3,427,268	With HSBC: at 0.10%, dated 03/31/15, to be repurchased on 04/01/15, repurchase price $3,427,278 (collateralized by U.S. Treasury Securities, par values ranging from $2 - $253,415, coupon rates ranging from 0.00% - 10.63%, 08/15/15 - 08/15/43; total market value $3,495,820)	3,427,268
$3,427,268	With Royal Bank of Scotland: at 0.12%, dated 03/31/15, to be repurchased on 04/01/15, repurchase price $3,427,279 (collateralized by U.S. Treasury Securities, par values ranging from $44,153 - $168,426, coupon rates ranging from 0.25% - 8.00%, 07/31/15 - 02/15/44; total market value $3,495,821)	3,427,268

Total Repurchase Agreements		14,430,565

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $14,430,565)		14,430,565

Total Investments — 102.7% (Cost $431,133,433)[6]		534,033,418	[7]
Liabilities in Excess of Other Assets — (2.7%)		(13,892,574)

Total Net Assets — 100.0%		$520,140,844

See accompanying notes.		CRM Funds
2

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2015 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$502,521,992	$502,521,992	—	—
Short-Term Investments	17,080,861	17,080,861	—	—
Short-Term Investments Held as Collateral for Loaned Securities	14,430,565	—	$14,430,565	—

Total	$534,033,418	$519,602,853	$14,430,565	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	LLC — Limited Liability Company.
[4]	PLC — Public Limited Company.
[5]	Rate represents an annualized yield at date of measurement.
[6]	The cost for Federal income tax purposes was $438,746,815. At March 31, 2015, net unrealized appreciation was $95,286,603. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $115,486,021, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $20,199,418.
[7]	At March 31, 2015, the market value of securities on loan for the CRM Small Cap Value Fund was $14,144,625. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
3

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Shares		Value
Common Stock — 96.1%
Consumer Discretionary — 16.9%
Automobiles & Components — 3.1%
251,184	Cooper Tire & Rubber Co.	$10,760,723
184,400	Visteon Corp.[1]	17,776,160

		28,536,883

Consumer Durables & Apparel — 3.4%
151,320	PVH Corp.	16,124,659
400,128	Steven Madden Ltd.[1]	15,204,864

		31,329,523

Consumer Services — 4.6%
680,400	Bloomin’ Brands, Inc.	16,554,132
280,964	Restaurant Brands International, Inc.	10,791,827
135,569	Vail Resorts, Inc.	14,020,546

		41,366,505

Media — 2.2%
894,800	Time, Inc.	20,079,312

Retailing — 3.6%
569,814	ANN, Inc.[1]	23,379,468
208,450	CST Brands, Inc.	9,136,364

		32,515,832

Total Consumer Discretionary		153,828,055

Consumer Staples — 2.3%
242,405	TreeHouse Foods, Inc.[1]	20,609,273

Total Consumer Staples		20,609,273

Energy — 3.8%
235,450	Energen Corp.	15,539,700
141,000	Oceaneering International, Inc.	7,604,130
278,400	Oil States International, Inc.[1]	11,071,968

Total Energy		34,215,798

Financials — 19.6%
Banks — 8.6%
1,324,710	First Horizon National Corp.	18,930,106
340,760	Hancock Holding Co.	10,175,093
1,258,294	KeyCorp.	17,817,443
326,500	Synovus Financial Corp.	9,145,265
1,291,320	Umpqua Holdings Corp.	22,184,878

		78,252,785

Diversified Financials — 3.3%
564,032	E*trade Financial Corp.[1]	16,105,934
257,250	Stifel Financial Corp.[1]	14,341,687

		30,447,621

Insurance — 3.0%
211,029	American Financial Group, Inc.	13,537,510
241,800	Torchmark Corp.	13,279,656

		26,817,166

Shares		Value
Financials — (continued)
Real Estate — 4.7%
95,450	American Campus Communities, Inc.	$4,091,942
261,300	GEO Group, Inc. (The)	11,429,262
458,649	Outfront Media, Inc.	13,722,778
569,200	Urban Edge Properties	13,490,040

		42,734,022

Total Financials		178,251,594

Health Care — 9.1%
Health Care Equipment & Services — 5.3%
212,661	Alere, Inc.[1]	10,399,123
105,052	Cooper Companies, Inc. (The)	19,688,846
257,400	STERIS Corp.[2]	18,087,498

		48,175,467

Pharmaceuticals, Biotechnology & Life Sciences — 3.8%
163,799	Bio-Techne Corp.	16,427,402
728,825	QIAGEN N.V.[1]	18,366,390

		34,793,792

Total Health Care		82,969,259

Industrials — 13.1%
Capital Goods — 13.1%
237,650	Allegion PLC	14,537,050
728,650	Exelis, Inc.	17,757,201
420,770	ITT Corp.	16,792,931
138,519	Pall Corp.	13,905,922
121,825	Snap-On, Inc.	17,915,585
465,352	Timken Co. (The)	19,609,933
262,187	WESCO International, Inc.[1,2]	18,324,249

Total Industrials		118,842,871

Information Technology — 18.6%
Software & Services — 13.3%
559,886	AOL, Inc.[1]	22,177,085
335,210	Broadridge Financial Solutions, Inc.	18,439,902
626,627	Nuance Communications, Inc.[1]	8,992,097
689,290	PTC, Inc.[1]	24,931,619
444,600	Vantiv, Inc.[1]	16,761,420
480,159	Verint Systems, Inc.[1]	29,736,247

		121,038,370

Technology Hardware & Equipment — 5.3%
236,250	Belden, Inc.	22,103,550
505,383	Ingram Micro, Inc.[1]	12,695,221
467,200	NCR Corp.[1]	13,787,072

		48,585,843

Total Information Technology		169,624,213

Materials — 9.2%
304,690	Axiall Corp.	14,302,149
226,750	Eagle Materials, Inc.	18,947,230
226,370	FMC Corp.	12,959,682

See accompanying notes.		CRM Funds
4

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Shares		Value
Materials — (continued)
667,290	Huntsman Corp.	$14,793,819
475,320	RPM International, Inc.	22,810,607

Total Materials		83,813,487

Utilities — 3.5%
353,102	American Water Works Co., Inc.	19,141,659
244,104	UIL Holdings Corp.	12,551,828

Total Utilities		31,693,487

Total Common Stock (Cost $718,378,227)		873,848,037

Short-Term Investments — 3.0%
16,715,504	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.07%[3]	16,715,504
10,610,865	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.07%[3]	10,610,865

Total Short-Term Investments (Cost $27,326,369)		27,326,369

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.1% (Cost $745,704,596)		901,174,406

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 2.4%
Repurchase Agreements — 2.4%
$5,290,902	With Barclays: at 0.10%, dated 03/31/15, to be repurchased on 04/01/15, repurchase price $5,290,916 (collateralized by U.S. Treasury Securities, par values ranging from $0 - $772,024, coupon rates ranging from 0.00% - 7.50%, 04/15/15 - 08/15/44; total market value $5,396,720)	$5,290,902
1,113,816	With BNP Paribas: at 0.11%, dated 03/31/15, to be repurchased on 04/01/15, repurchase price $1,113,819 (collateralized by U.S. Treasury Securities, par values ranging from $0 - $577,232, coupon rates ranging from 0.00% - 2.75%, 04/15/15 - 11/15/23; total market value $1,136,092)	1,113,816

Principal		Value
Repurchase Agreements — (continued)
$5,290,902	With Citigroup: at 0.12%, dated 03/31/15, to be repurchased on 04/01/15, repurchase price $5,290,919 (collateralized by U.S. Treasury Securities, par values ranging from $3 - $1,058,180, coupon rates ranging from 0.00% - 6.88%, 05/15/15 - 08/15/44; total market value $5,396,721)	$5,290,902
5,290,902	With HSBC: at 0.10%, dated 03/31/15, to be repurchased on 04/01/15, repurchase price $5,290,916 (collateralized by U.S. Treasury Securities, par values ranging from $3 - $391,213, coupon rates ranging from 0.00% - 10.63%, 08/15/15 - 08/15/43; total market value $5,396,731)	5,290,902
5,290,902	With Royal Bank of Scotland: at 0.12%, dated 03/31/15, to be repurchased on 04/01/15, repurchase price $5,290,919 (collateralized by U.S. Treasury Securities, par values ranging from $68,162 - $260,010, coupon rates ranging from 0.25% - 8.00%, 07/31/15 - 02/15/44; total market value $5,396,731)	5,290,902

Total Repurchase Agreements		22,277,424

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $22,277,424)		22,277,424

Total Investments — 101.5% (Cost $767,982,020)[4]		923,451,830	[5]
Liabilities in Excess of Other Assets — (1.5%)		(13,663,871)

Total Net Assets — 100.0%		$909,787,959

See accompanying notes.		CRM Funds
5

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2015 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$873,848,037	$873,848,037	—	—
Short-Term Investments	27,326,369	27,326,369	—	—
Short-Term Investments Held as Collateral for Loaned Securities	22,277,424	—	$22,277,424	—

Total	$923,451,830	$901,174,406	$22,277,424	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate represents an annualized yield at date of measurement.
[4]	The cost for Federal income tax purposes was $772,438,097. At March 31, 2015, net unrealized appreciation was $151,013,733. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $168,585,014, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $17,571,281.
[5]	At March 31, 2015, the market value of securities on loan for the CRM Small/Mid Cap Value Fund was $21,807,856. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
6

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Shares		Value
Common Stock — 97.1%
Consumer Discretionary — 15.9%
Consumer Durables & Apparel — 5.9%
165,236	Mohawk Industries, Inc.[1]	$30,692,587
702,201	Newell Rubbermaid, Inc.	27,434,993
409,747	PVH Corp.	43,662,641

		101,790,221

Consumer Services — 4.7%
1,615,700	Aramark	51,104,591
1,289,000	Bloomin’ Brands, Inc.	31,361,370

		82,465,961

Media — 1.7%
532,654	Liberty Broadband Corp.[1]	30,084,298

Retailing — 3.6%
423,750	Dollar Tree, Inc.[1]	34,385,194
650,450	Gap, Inc. (The)	28,183,998

		62,569,192

Total Consumer Discretionary		276,909,672

Consumer Staples — 3.7%
Food, Beverage & Tobacco — 3.7%
795,900	ConAgra Foods, Inc.	29,074,227
312,275	J.M. Smucker Co. (The)	36,139,586

Total Consumer Staples		65,213,813

Energy — 5.5%
1,542,108	Cameco Corp.[2]	21,481,564
279,400	EQT Corp.	23,153,878
337,862	Oceaneering International, Inc.	18,220,898
1,530,800	Weatherford International PLC[1,3]	18,828,840
475,950	Whiting Petroleum Corp.[1]	14,706,855

Total Energy		96,392,035

Financials — 21.9%
Banks — 6.7%
1,156,150	Citizens Financial Group, Inc.	27,897,900
196,950	City National Corp.	17,544,306
1,989,225	KeyCorp.	28,167,426
1,063,135	SunTrust Banks, Inc.	43,684,217

		117,293,849

Diversified Financials — 9.6%
1,337,300	E*trade Financial Corp.[1]	38,186,602
614,350	Invesco Ltd.	24,383,552
692,131	NASDAQ OMX Group, Inc. (The)	35,257,153
372,450	Northern Trust Corp.	25,941,142
992,075	Voya Financial, Inc.	42,768,353

		166,536,802

Insurance — 4.1%
830,950	Hartford Financial Services Group, Inc.	34,750,329
1,111,850	Unum Group	37,502,700

		72,253,029

Shares		Value
Financials — (continued)
Real Estate — 1.5%
875,038	Outfront Media, Inc.	$26,181,137

Total Financials		382,264,817

Health Care — 8.2%
Health Care Equipment & Services — 4.5%
309,550	Cardinal Health, Inc.	27,943,078
428,677	St. Jude Medical, Inc.	28,035,476
323,950	STERIS Corp.	22,763,967

		78,742,521

Pharmaceuticals, Biotechnology & Life Sciences — 3.7%
300,344	Hospira, Inc.[1]	26,382,217
840,600	Zoetis, Inc.	38,911,374

		65,293,591

Total Health Care		144,036,112

Industrials — 15.1%
Capital Goods — 10.3%
501,200	Allegion PLC	30,658,404
233,650	Hubbell, Inc.	25,612,713
426,452	MSC Industrial Direct Co., Inc. — Class A	30,789,834
251,900	Pall Corp.	25,288,241
134,100	WW Grainger, Inc.	31,622,121
990,300	Xylem, Inc.	34,680,306

		178,651,619

Commercial & Professional Services — 4.8%
360,400	IHS, Inc.[1]	40,999,104
1,007,700	Tyco International PLC	43,391,562

		84,390,666

Total Industrials		263,042,285

Information Technology — 13.8%
Semiconductors & Semiconductor Equipment — 3.3%
407,100	Analog Devices, Inc.	25,647,300
641,850	Microchip Technology, Inc.[2]	31,386,465

		57,033,765

Software & Services — 6.8%
864,005	AOL, Inc.[1]	34,223,238
147,231	Equinix, Inc.	34,282,738
1,387,683	PTC, Inc.[1]	50,192,494

		118,698,470

Technology Hardware & Equipment — 3.7%
561,700	Motorola Solutions, Inc.	37,448,539
915,200	NCR Corp.[1]	27,007,552

		64,456,091

Total Information Technology		240,188,326

Materials — 6.5%
273,450	Ashland, Inc.	34,812,920
385,100	Axiall Corp.	18,076,594
439,825	FMC Corp.	25,179,981

See accompanying notes.		CRM Funds
7

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Shares		Value
Materials — (continued)
412,300	Vulcan Materials Co.	$34,756,890

Total Materials		112,826,385

Utilities — 6.5%
770,293	American Water Works Co., Inc.	41,757,584
335,251	Eversource Energy	16,936,880
1,229,649	NiSource, Inc.	54,301,300

Total Utilities		112,995,764

Total Common Stock (Cost $1,390,684,214)		1,693,869,209

Short-Term Investments — 2.3%
20,005,798	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.07%[4]	20,005,798
20,032,543	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.07%[4]	20,032,543

Total Short-Term Investments (Cost $40,038,341)		40,038,341

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.4% (Cost $1,430,722,555)		$1,733,907,550

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 1.2%
Repurchase Agreements — 1.2%
$5,145,009	With Barclays: at 0.10%, dated 03/31/15, to be repurchased on 04/01/15, repurchase price $5,145,023 (collateralized by U.S. Treasury Securities, par values ranging from $0 - $750,735, coupon rates ranging from 0.00% - 7.50%, 04/15/15 - 08/15/44; total market value $5,247,909)	$5,145,009
1,083,086	With BNP Paribas: at 0.11%, dated 03/31/15, to be repurchased on 04/01/15, repurchase price $1,083,089 (collateralized by U.S. Treasury Securities, par values ranging from $0 - $561,306, coupon rates ranging from 0.00% - 2.75%, 04/15/15 - 11/15/23; total market value $1,104,748)	1,083,086

Principal		Value
Repurchase Agreements — (continued)
$5,145,009	With Citigroup: at 0.12%, dated 03/31/15, to be repurchased on 04/01/15, repurchase price $5,290,919 (collateralized by U.S. Treasury Securities, par values ranging from $3 - $1,029,002, coupon rates ranging from 0.00% - 6.88%, 05/15/15 - 08/15/44; total market value $5,247,910)	$5,145,009
5,145,009	With HSBC: at 0.10%, dated 03/31/15, to be repurchased on 04/01/15, repurchase price $5,145,023 (collateralized by U.S. Treasury Securities, par values ranging from $3 - $380,426, coupon rates ranging from 0.00% - 10.63%, 08/15/15 - 08/15/43; total market value $5,247,920)	5,145,009
5,145,009	With Royal Bank of Scotland: at 0.12%, dated 03/31/15, to be repurchased on 04/01/15, repurchase price $5,145,026 (collateralized by U.S. Treasury Securities, par values ranging from $66,282 - $252,840, coupon rates ranging from 0.25% - 8.00%, 07/31/15 - 02/15/44; total market value $5,247,920)	5,145,009

Total Repurchase Agreements		21,663,122

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $21,663,122)		21,663,122

Total Investments — 100.6% (Cost $1,452,385,677)[5]		1,755,570,672	[6]
Liabilities in Excess of Other Assets — (0.6%)		(10,270,866)

Total Net Assets — 100.0%		$1,745,299,806

See accompanying notes.		CRM Funds
8

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2015 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$1,693,869,209	$1,693,869,209	—	—
Short-Term Investments	40,038,341	40,038,341	—	—
Short-Term Investments Held as Collateral for Loaned Securities	21,663,122	—	$21,663,122	—

Total	$1,755,570,672	$1,733,907,550	$21,663,122	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $1,470,112,615. At March 31, 2015, net unrealized appreciation was $285,458,057. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $335,712,601, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $50,254,544.
[6]	At March 31, 2015, the market value of securities on loan for the CRM Mid Cap Value Fund was $21,188,265. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
9

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Shares		Value
Common Stock — 101.2%
Consumer Discretionary — 14.3%
Consumer Durables & Apparel — 5.0%
3,975	Mohawk Industries, Inc.[1]	$738,356
8,750	PVH Corp.	932,400

		1,670,756

Media — 2.7%
15,100	CBS Corp. — Class B	915,513

Retailing — 6.6%
10,600	Dollar Tree, Inc.[1]	860,137
11,200	Gap, Inc. (The)	485,296
12,000	Lowe’s Cos., Inc.	892,680

		2,238,113

Total Consumer Discretionary		4,824,382

Consumer Staples — 5.6%
Food & Drug Retailing — 2.2%
8,900	Walgreens Boots Alliance, Inc.	753,652

Food, Beverage & Tobacco — 3.4%
5,800	Kraft Foods Group, Inc.	505,267
17,350	Mondelez International, Inc. — Class A	626,162

		1,131,429

Total Consumer Staples		1,885,081

Energy — 7.5%
11,400	Anadarko Petroleum Corp.	944,034
9,830	Occidental Petroleum Corp.	717,590
43,200	Weatherford International PLC[1,2]	531,360
10,150	Whiting Petroleum Corp.[1]	313,635

Total Energy		2,506,619

Financials — 22.7%
Banks — 10.5%
64,050	Bank of America Corp.	985,730
15,150	Citigroup, Inc.	780,528
25,400	Citizens Financial Group, Inc.	612,902
28,200	SunTrust Banks, Inc.	1,158,738

		3,537,898

Diversified Financials — 6.8%
37,650	Charles Schwab Corp. (The)	1,146,066
26,300	Voya Financial, Inc.	1,133,793

		2,279,859

Insurance — 5.4%
17,350	American International Group, Inc.	950,606
21,100	Hartford Financial Services Group, Inc.	882,402

		1,833,008

Total Financials		7,650,765

Health Care — 16.6%
Health Care Equipment & Services — 2.5%
13,050	St. Jude Medical, Inc.	853,470

Shares		Value
Health Care — (continued)
Pharmaceuticals & Biotechnology — 14.1%
3,550	Actavis PLC[2]	$1,056,551
8,600	Novartis AG, ADR	848,046
5,800	Perrigo Co. PLC[2]	960,190
30,300	Pfizer, Inc.	1,054,137
17,750	Zoetis, Inc.	821,648

		4,740,572

Total Health Care		5,594,042

Industrials — 14.0%
Capital Goods — 9.7%
11,000	Danaher Corp.	933,900
6,850	Honeywell International, Inc.	714,524
2,875	Precision Castparts Corp.	603,750
8,675	United Technologies Corp.	1,016,710

		3,268,884

Commercial & Professional Services — 1.9%
14,600	Tyco International PLC[2]	628,676

Transportation — 2.4%
7,450	Union Pacific Corp.	806,909

Total Industrials		4,704,469

Information Technology — 13.3%
Semiconductors & Semiconductor Components — 6.4%
28,200	Applied Materials, Inc.	636,192
22,150	Broadcom Corp.	958,984
5,450	NXP Semiconductors NV1	546,962

		2,142,138

Software & Services — 2.2%
3,159	Equinix, Inc.	735,573

Technology Hardware & Equipment — 4.7%
12,700	Motorola Solutions, Inc.	846,709
10,500	TE Connectivity Ltd.	752,010

		1,598,719

Total Information Technology		4,476,430

Materials — 5.0%
6,100	Air Products & Chemicals, Inc.	922,808
8,850	Vulcan Materials Co.	746,055

Total Materials		1,668,863

Utilities — 2.2%
16,800	NiSource, Inc.	741,888

Total Utilities		741,888

Total Common Stock (Cost $30,451,417)		34,052,539

Short-Term Investments — 1.1%
120,904	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.07%[3]	120,904

See accompanying notes.		CRM Funds
10

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2015 (Unaudited)

Shares		Value
Short-Term Investments — (continued)
264,208	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.07%[3]	$264,208

Total Short-Term Investments (Cost $385,112)		385,112

Total Investments — 102.3% (Cost $30,836,529)[4]		34,437,651
Liabilities in Excess of Other Assets — (2.3%)		(784,467)

Total Net Assets — 100.0%		$33,653,184

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$34,052,539	$34,052,539	—	—
Short-Term Investments	385,112	385,112	—	—

Total	$34,437,651	$34,437,651	—	—

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	Rate represents an annualized yield at date of measurement.
[4]	The cost for Federal income tax purposes was $30,993,119. At March 31, 2015, net unrealized appreciation was $3,444,532. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,555,222, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,110,690.

See accompanying notes.		CRM Funds
11

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Shares		Value
Common Stock — 95.9%
Consumer Discretionary — 13.5%
Consumer Durables & Apparel — 2.4%
7,250	PVH Corp.	$772,560

Consumer Services — 4.5%
29,900	Aramark	945,737
5,800	Red Robin Gourmet Burgers, Inc.[1]	504,600

		1,450,337

Media — 3.1%
16,700	CBS Corp. — Class B	1,012,521

Retailing — 3.5%
7,800	Dollar Tree, Inc.[1]	632,931
12,000	Gap, Inc. (The)	519,960

		1,152,891

Total Consumer Discretionary		4,388,309

Consumer Staples — 7.5%
Food & Drug Retailing — 2.8%
10,600	Walgreens Boots Alliance, Inc.	897,608

Food, Beverage & Tobacco — 3.3%
7,150	Kraft Foods Group, Inc.	622,872
13,000	Mondelez International, Inc. — Class A	469,170

		1,092,042

Household & Personal Products — 1.4%
5,500	Procter & Gamble Co. (The)	450,670

Total Consumer Staples		2,440,320

Energy — 6.8%
28,600	Cameco Corp.	398,398
6,100	EOG Resources, Inc.	559,309
8,850	Occidental Petroleum Corp.	646,050
28,500	Weatherford International PLC[1,2]	350,550
7,700	Whiting Petroleum Corp.[1]	237,930

Total Energy		2,192,237

Financials — 16.8%
Banks — 8.5%
44,500	Bank of America Corp.	684,855
52,100	First Horizon National Corp.	744,509
18,800	SunTrust Banks, Inc.	772,492
32,200	Umpqua Holdings Corp.	553,196

		2,755,052

Diversified Financials — 2.1%
22,800	Charles Schwab Corp. (The)	694,032

Insurance — 4.0%
14,850	American International Group, Inc.	813,632
11,800	Hartford Financial Services Group, Inc.	493,476

		1,307,108

Shares		Value
Financials — (continued)
Real Estate — 2.2%
27,375	Kennedy-Wilson Holdings, Inc.	$715,582

Total Financials		5,471,774

Health Care — 16.7%
Health Care Equipment & Services — 4.1%
12,900	CONMED Corp.	651,321
9,700	STERIS Corp.[3]	681,619

		1,332,940

Pharmaceuticals, Biotechnology & Life Sciences — 12.6%
17,500	Catalent, Inc.[1]	545,125
5,470	Hospira, Inc.[1]	480,485
8,250	Novartis AG, ADR	813,532
4,350	Perrigo Co. PLC	720,142
27,100	Pfizer, Inc.	942,809
12,688	Zoetis, Inc.	587,328

		4,089,421

Total Health Care		5,422,361

Industrials — 13.1%
Capital Goods — 9.4%
9,200	Danaher Corp.	781,080
19,870	Exelis, Inc.	484,232
7,900	MSC Industrial Direct Co., Inc. — Class A	570,380
4,650	Pall Corp.	466,814
6,500	United Technologies Corp.	761,800

		3,064,306

Commercial & Professional Services — 3.7%
24,800	Interface, Inc.	515,344
16,000	Tyco International PLC	688,960

		1,204,304

Total Industrials		4,268,610

Information Technology — 12.8%
Semiconductors & Semiconductor Components — 3.1%
23,000	Applied Materials, Inc.	518,880
11,100	Broadcom Corp., Class A	480,575

		999,455

Software & Services — 8.2%
12,050	Broadridge Financial Solutions, Inc.	662,870
3,500	Fair Isaac Corp.	310,520
24,650	PTC, Inc.[1]	891,591
12,600	Verint Systems, Inc.[1]	780,318

		2,645,299

Technology Hardware & Equipment — 1.5%
16,900	NCR Corp.[1]	498,719

Total Information Technology		4,143,473

See accompanying notes.		CRM Funds
12

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Shares		Value
Materials — 4.4%
6,200	Air Products & Chemicals, Inc.	$937,936
8,300	FMC Corp.	475,175

Total Materials		1,413,111

Utilities — 4.3%
10,100	American Water Works Co., Inc.	547,521
19,500	NiSource, Inc.	861,120

Total Utilities		1,408,641

Total Common Stock (Cost $25,815,872)		31,148,836

Short-Term Investments — 4.7%
731,577	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.07%[4]	731,577
804,836	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.07%[4]	804,836

Total Short-Term Investments (Cost $1,536,413)		1,536,413

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.6% (Cost $27,352,285)		$32,685,249

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 2.1%
Repurchase Agreements — 2.1%
$676,801	With Royal Bank of Scotland: at 0.12%, dated 03/31/15, to be repurchased on 04/01/15, repurchase price $676,803 (collateralized by U.S. Treasury Securities, par values ranging from $8,719 - $33,260, coupon rates ranging from 0.38% - 8.00%, 07/31/15 - 02/15/44; total market value $690,338)
(Cost $676,801)		$676,801

Total Investments — 102.7% (Cost $28,029,086)[5]		33,362,050	[6]
Liabilities in Excess of Other Assets — (2.7%)		(880,217)

Total Net Assets — 100.0%		$32,481,833

See accompanying notes.		CRM Funds
13

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2015 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$31,148,836	$31,148,836	—	—
Short-Term Investments	1,536,413	1,536,413	—	—
Short-Term Investments Held as Collateral for Loaned Securities	676,801	—	$676,801	—

Total	$33,362,050	$32,685,249	$676,801	—

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	Security partially or fully on loan.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $28,218,911. At March 31, 2015, net unrealized appreciation was $5,143,139. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $6,296,581, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,153,442.
[6]	At March 31, 2015, the market value of securities on loan for the CRM All Cap Value Fund was $661,572. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
14

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Shares		Value
Common Stock — 97.0%
Canada — 1.1%
2,800	Cameco Corp.	$39,004

Total Canada		39,004

Germany — 3.7%
750	Krones AG	77,860
275	Linde AG	55,921

Total Germany		133,781

Ireland — 5.7%
320	Actavis PLC[2]	95,238
425	Perrigo Co. PLC[2]	70,359
3,275	Weatherford International PLC[1,2]	40,283

Total Ireland		205,880

Italy — 2.0%
2,550	Azimut Holding SpA	72,685

Total Italy		72,685

Japan — 10.7%
6,000	Hitachi Kokusai Electric, Inc.	80,380
15,000	Hitachi Ltd.	102,448
6,000	Isuzu Motors Ltd.	79,605
900	Kao Corp.	44,941
1,200	Secom Co. Ltd.	80,040

Total Japan		387,414

Mexico — 1.5%
30,300	Compartamos SAB de CV	54,309

Total Mexico		54,309

Philippines — 1.2%
96,300	SM Prime Holdings, Inc.	42,981

Total Philippines		42,981

South Korea — 2.5%
600	Hyundai Motor Co.	90,865

Total South Korea		90,865

Spain — 2.1%
16,160	CaixaBank SA	76,638

Total Spain		76,638

Sweden — 2.0%
3,200	Svenska Cellulosa AB SCA	73,532

Total Sweden		73,532

Switzerland — 5.4%
725	Nestle SA	54,595
725	Novartis AG	71,492
1,650	Tyco International PLC[2]	71,049

Total Switzerland		197,136

Turkey — 1.2%
36,800	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	41,655

Total Turkey		41,655

Shares		Value
United Kingdom — 9.4%
7,600	Abcam PLC[2]	$54,590
21,200	ITV PLC[2]	79,373
6,100	Kennedy Wilson Europe Real Estate PLC[2]	99,445
1,050	SABMiller PLC[2]	55,001
1,650	Spectris PLC[2]	52,765

Total United Kingdom		341,174

United States — 48.5%
700	Air Products & Chemicals, Inc.	105,896
1,350	American International Group, Inc.	73,966
2,100	ANN, Inc.[1]	86,163
3,400	Aramark	107,542
1,825	CBS Corp. — Class B	110,650
950	Cooper Tire & Rubber Co.	40,698
1,025	Dollar Tree, Inc.[1]	83,173
1,400	Hartford Financial Services Group, Inc.	58,548
725	Honeywell International, Inc.	75,625
1,900	NCR Corp.[1]	56,069
675	Occidental Petroleum Corp.	49,275
750	Oceaneering International, Inc.	40,447
2,300	Pfizer, Inc.	80,017
2,775	PTC, Inc.[1]	100,372
825	PVH Corp.	87,912
1,100	STERIS Corp.[3]	77,297
2,000	SunTrust Banks, Inc.	82,180
750	United Technologies Corp.	87,900
1,675	Verint Systems, Inc.[1]	103,733
1,600	Voya Financial, Inc.	68,976
1,050	Walgreens Boots Alliance, Inc.	88,914
900	Whiting Petroleum Corp.[1]	27,810
1,375	Zoetis, Inc.	63,649

Total United States		1,756,812

Total Common Stock (Cost $3,258,383)		3,513,866

Short-Term Investments — 6.7%
172,892	Blackrock Liquidity Funds
	TempCash Portfolio — Institutional Series, 0.07%[4]	172,892
70,516	Blackrock Liquidity Funds
	TempFund Portfolio — Institutional Series, 0.07%[4]	70,516

Total Short-Term Investments (Cost $243,408)		243,408

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 103.7% (Cost $3,501,791)		3,757,274

See accompanying notes.		CRM Funds
15

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2015 (Unaudited)

Short-Term Investments Held As Collateral For Loaned Securities — 2.2%
79,201	With BNP Paribas: at 0.11%, dated 03/31/15, to be repurchased on 04/01/15, repurchase price $79,225 (collateralized by U.S. Treasury Securities, par values ranging from $0 - $41,046, coupon rates ranging from 0.00% - 2.75%, 04/15/15 - 11/15/23; total market value $80,785)
(Cost $79,201)		$79,201

Total Short-Term Investments Held as Collateral For Loaned Securities (Cost $79,201)		79,201

Total Investments — 105.9% (Cost $3,580,992)[5]		3,836,475	[6]
Liabilities in Excess of Other Assets — (5.9%)		(215,108)

Total Net Assets — 100.0%		$3,621,367

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Canada	$39,004	$39,004	—	—
Germany	133,781	—	$133,781	—
Ireland	205,880	205,880	—	—
Italy	72,685	—	72,685	—
Japan	387,414	—	387,414	—
Mexico	54,309	54,309	—	—
Philippines	42,981	—	42,981	—
South Korea	90,865	—	90,865	—
Spain	76,638	—	76,638	—
Sweden	73,532	—	73,532	—
Switzerland	197,136	71,049	126,087	—
Turkey	41,655	—	41,655	—
United Kingdom	341,174	99,445	241,729	—
United States	1,756,812	1,756,812	—	—
Short-Term Investments	243,408	243,408	—	—
Short-Term Investments Held as Collateral for Loaned Securities	79,201	—	79,201	—

Total	$3,836,475	$2,469,907	$1,366,568	—

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed to have occurred at March 31, 2015 and therefore the Fund did utilize the external pricing service model adjustments. As a result, securities held at the beginning of the period that were still held by the Fund were transferred from Level 1 into Level 2 with a beginning of period value of $777,504.

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	Security partially or fully on loan.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $3,616,023. At March 31, 2015, net unrealized appreciation was $220,452. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $467,514, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $247,062.
[6]	At March 31, 2015, the market value of securities on loan for the CRM Global Opportunity Fund was $77,418. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
16

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Shares		Value
Common Stock — 92.7%
Austria — 1.4%
6,750	Erste Group Bank AG	$165,943

Total Austria		165,943

Canada — 2.7%
10,550	Cameco Corp.	146,962
5,500	Canadian Natural Resources Ltd.	168,576

Total Canada		315,538

Chile — 1.1%
15,954	Saci Falabella	122,040

Total Chile		122,040

Colombia — 1.5%
18,700	Grupo Aval Acciones y Valores	167,739

Total Colombia		167,739

Finland — 1.8%
8,100	Elisa Corp.	203,419

Total Finland		203,419

France — 5.4%
2,300	BioMerieux	222,870
1,800	Cie Generale des Etablissements Michelin	179,000
6,500	Korian Promesses	220,226

Total France		622,096

Germany — 10.9%
5,175	CompuGroup Medical AG	149,849
9,350	Deutsche Telekom AG	171,015
1,745	Fresenius Medical Care AG & Co KGAA	145,047
2,350	Krones AG	243,963
1,125	Linde AG	228,767
5,095	Talanx AG	159,572
570	Volkswagen AG	151,165

Total Germany		1,249,378

Ireland — 1.0%
4,225	CRH PLC[1]	110,495

Total Ireland		110,495

Italy — 2.6%
11,783	Ansaldo STS SpA	119,386
6,425	Azimut Holding SpA	183,138

Total Italy		302,524

Japan — 17.2%
8,100	Bridgestone Corp.	324,323
1,700	Disco Corp.	173,453
16,000	Hitachi Kokusai Electric, Inc.	214,347
52,000	Hitachi, Ltd.	355,152
18,650	Isuzu Motors Ltd.	247,439
3,000	Kao Corp.	149,802
6,450	NTT Docomo, Inc.	112,720

Shares		Value
Japan — (continued)
3,600	Secom Co. Ltd.	$240,121
4,100	Tokio Marine Holdings, Inc.	154,762

Total Japan		1,972,119

Luxembourg — 1.0%
34,500	Samsonite International SA	120,050

Total Luxembourg		120,050

Mexico — 1.6%
99,193	Compartamos SAB de CV	177,791

Total Mexico		177,791

Netherlands — 1.9%
3,925	Koninklijke DSM N.V.	218,757

Total Netherlands		218,757

Peru — 2.0%
1,600	Credicorp Ltd.	225,008

Total Peru		225,008

Philippines — 4.7%
110,543	Metropolitan Bank & Trust Co.	240,821
87,900	Robinsons Retail Holdings, Inc.	165,181
309,400	SM Prime Holdings, Inc.	138,093

Total Philippines		544,095

Singapore — 1.4%
11,000	DBS Group Holdings Ltd.	163,106

Total Singapore		163,106

South Korea — 2.8%
2,150	Hyundai Motor Co.	325,599

Total South Korea		325,599

Spain — 2.7%
64,360	CaixaBank SA	305,224

Total Spain		305,224

Sweden — 2.5%
12,650	Svenska Celluilosa AB SCA	290,683

Total Sweden		290,683

Switzerland — 4.0%
3,200	Nestle SA	240,968
2,225	Novartis AG	219,608

Total Switzerland		460,576

Turkey — 1.8%
184,133	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	208,425

Total Turkey		208,425

United Kingdom — 20.7%
41,153	Abcam PLC[1]	295,598
43,100	Barclays PLC[1]	155,570
9,150	Bunzl PLC[1]	248,069
43,175	Direct Line Insurance Group PLC[1]	203,742
90,175	ITV PLC[1]	337,618

See accompanying notes.		CRM Funds
17

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Shares		Value
United Kingdom — (continued)
19,394	Kennedy Wilson Europe Real Estate PLC[1]	$316,171
15,500	Rolls-Royce Holdings PLC[1]	218,610
3,950	SABMiller PLC[1]	206,907
32,725	Sage Group PLC (The)[1]	226,055
5,300	Spectris PLC[1]	169,487

Total United Kingdom		2,377,827

Total Common Stock (Cost $9,964,060)		10,648,432

Short-Term Investments — 9.2%
508,243	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.07%[2]	508,243
546,914	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.07%[2]	546,914

Total Short-Term Investments (Cost $1,055,157)		1,055,157

Total Investments — 101.9% (Cost $11,019,217)[3]		11,703,589
Liabilities in Excess of Other Assets — (1.9%)		(222,837)

Total Net Assets — 100.0%		$11,480,752

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Austria	$165,943	—	$165,943	—
Canada	315,538	$315,538	—	—
Chile	122,040	122,040	—	—
Colombia	167,739	167,739	—	—
Finland	203,419	—	203,419	—
France	622,096	220,226	401,870	—
Germany	1,249,378	149,849	1,099,529	—
Ireland	110,495	—	110,495	—
Italy	302,524	—	302,524	—
Japan	1,972,119	—	1,972,119	—
Luxembourg	120,050	—	120,050	—
Mexico	177,791	177,791	—	—
Netherlands	218,757	—	218,757	—
Peru	225,008	225,008	—	—
Philippines	544,095	165,181	378,914	—
Singapore	163,106	—	163,106	—
South Korea	325,599	—	325,599	—
Spain	305,224	—	305,224	—
Sweden	290,683	—	290,683	—
Switzerland	460,576	—	460,576	—
Turkey	208,425	—	208,425	—
United Kingdom	2,377,827	—	2,377,827	—
Short-Term Investments	1,055,157	1,055,157	—	—

Total	$11,703,589	$2,598,529	$9,105,060	—

See accompanying notes.		CRM Funds
18

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2015 (Unaudited)

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed to have occurred at March 31, 2015 and therefore the Fund did utilize the external pricing service model adjustments. As a result, securities held at the beginning of the period that were still held by the Fund were transferred from Level 1 into Level 2 with a beginning of period value of $12,217,150.

[1]	PLC — Public Limited Company.
[2]	Rate represents an annualized yield at date of measurement.
[3]	The cost for Federal income tax purposes was $11,109,540. At March 31, 2015, net unrealized appreciation was $594,049. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,848,247, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,254,198.

See accompanying notes.		CRM Funds
19

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principle Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date	05/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date	05/27/15

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date	05/27/15

* Print the name and title of each signing officer under his or her signature.